FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: December 31, 2001

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                                    ---------
                         674 Unionville Road, Suite 105
                            Kennett Square, PA 19348



                         Form 13F File Number: 28-06433
                         ------------------------------
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,
                      correct and complete, and that it is
                       understood that all required items,
                    statements, schedules, lists, and tables,
                        are considered integral parts of
                                   this form.

Person Signing this Report on Behalf of Reporting Manager:  Wayne A. Grover

Reporting Manager: Ronald Juvonen

Name: Ronald Juvonen

Title: Managing Member

Phone: (610) 925-3480

Signature, Place, and Date of Signing:

/s/Wayne A. Grover
--------------------------

Kennett Square, PA

February 5, 2002

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers: None

Form 13F Information Table Entry Total:                  21

Form 13F Information Table Value Total:              $342,545 (thousands)

Note: Confidential Information has been omitted and filed separately with the Securities and Exchange Commission.



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

                                                      FORM 13F INFORMATION TABLE

                                                     VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS   CUSIP    (x$1000) PRN AMT   PRN CALL DSCRETN MANAGERS     SOLE    SHARED   NONE
   --------------        --------------   -----    ----------------  ----------------  --------     ----    ------   ----

ABERCROMBIE & FITCH CO     COM          002896207   15021.2   566200   SH        SOLE              566200
ADMINISTAFF INC            COM          007094105   29643.9  1081500   SH        SOLE             1081500
CENTURA SOFTWARE INC       COM          15640W103      0.21    30000   SH        SOLE               30000
CIRCUIT CITY STORES INC    COM          172737108     869.3    33500   SH        SOLE               33500
CSG SYS INTL INC           COM          126349109   40409.5   999000   SH        SOLE              999000
DIAMONDCLUSTER INTL INC    COM          25278P106    8911.9   680300   SH        SOLE              680300
EGL INC.                   COM          268484102   29767.9  2133900   SH        SOLE             2133900
EGGHEAD.COM INC            COM          282330109     0.031    11300   SH        SOLE               11300
GENTEX CORP                COM          371901109   30448.1  1139100   SH        SOLE             1139100
INVESTMENT TECH GRP INC    COM          461450108    5157.2   131999   SH        SOLE              131999
J JILL GROUP IMC           COM          466189107   13998.8   650200   SH        SOLE              650200
CIRCUIT CITY STORES INC    CARMAX       172737306   77948.1  3427800   SH        SOLE             3427800
MERCATOR SOFTWARE INC      COM          587587106     668.8    80000   SH        SOLE               80000
MRO SOFTWARE INC           COM          55347W105    2632.5   112600   SH        SOLE              112600
NEWPARK RESOURCES INC      COM          651718504    9848.9  1246700   SH        SOLE             1246700
POWER INTEGRATIONS INC     COM          739276103     799.4    35000   SH        SOLE               35000
QRS CORP                   COM          74726X105   19239.4  1364500   SH        SOLE             1364500
IMS HEALTH INC             COM          449934108   11631.8   596200   SH        SOLE              596200
TRANSPORTACION MARITIMA    ADR          893868307     576.0    60000   SH        SOLE               60000
TRAVIS BOATS & MOTORS INC  COM          894363100    1134.1   584600   SH        SOLE              584600
VASTERA INC                COM          92239N109   43838.7  2639300   SH        SOLE             2639300
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